Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Sales	$ 105,416,746	$ 167,744,801	$ 140,073,917
Cost of sales	(92,804,431)	(150,385,723)	(128,489,255)
Gross profit	12,612,315	17,359,078	11,584,662
Operating expenses:
Selling and marketing expenses	(2,793,197)	(3,965,790)	(2,172,393)
General and administrative expenses	(7,649,241)	(4,990,951)	(3,123,219)
Research and development costs	(2,515,239)	(5,712,792)	(2,828,718)
Gain from disposal of property, plant and equipment	795,783	527,818
Total operating expenses	(12,161,894)	(14,141,715)	(8,124,330)
Operating income	450,421	3,217,363	3,460,332
Other income (expenses):
Interest income (expense), net	(1,290,811)	(1,112,045)	(688,401)
Other income (expenses), net	1,279,559	1,133,103	(67,370)
Total other income (expenses), net	(11,252)	21,058	(755,771)
Income before income taxes	439,169	3,238,421	2,704,561
Income tax provision	(326,942)	57,086	126,725
Net income	112,227	3,295,507	2,831,286
Net income (loss) attributable to non-controlling interests	(86,751)	196,564	117,175
Net income attributable to Ostin Technology Group Co., Ltd.	198,978	3,098,943	2,714,111
Net income	112,227	3,295,507	2,831,286
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,716,150)	272,591	415,403
Comprehensive (loss) income	(1,603,923)	3,568,098	3,246,689
Comprehensive (loss) income attributable to non-controlling interests	(216,810)	219,497	126,444
Comprehensive (loss) income attributable to Ostin Technology Group Co., Ltd.	$ (1,387,113)	$ 3,348,601	$ 3,120,245
Earnings per ordinary share
Basic and diluted (in Dollars per share)	$ 0.02	$ 0.3	$ 0.27
Weighted average number of ordinary shares outstanding
Basic and diluted (in Shares)	11,773,202	10,125,000	10,125,000